K&L Gates LLP
1601 K Street NW
Washington, DC 20006-1600

T 202.778.9000	www.klgates.com

July 28, 2009

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:                             Legg Mason Value Trust, Inc.

File Nos.  002-75766 and 811-03380

Post-Effective Amendment No. 47

Ladies and Gentlemen:

We have acted as counsel to Legg Mason Value Trust, Inc. (the “Fund”) in connection with the preparation of Post-Effective Amendment No. 47 to the Fund’s Registration Statement on Form N-1A (the “Amendment”), and we have reviewed a copy of the Amendment being filed with the Securities and Exchange Commission.

Pursuant to paragraph (b)(4) of Rule 485 under the Securities Act of 1933, we represent that, based on our review and our assessment of the disclosure changes being effected by the Amendment, the Amendment does not contain disclosures that would render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

Very truly yours,

/s/ K&L Gates LLP